Leases (Details Narrative) - USD ($) $ in Millions		12 Months Ended
	Nov. 20, 2024	Dec. 31, 2024	Dec. 31, 2023
Lessee, Lease, Description [Line Items]
ROU assets impairment		$ 0.0	$ 0.0
Augsburg Technology Center Lease [Member]
Lessee, Lease, Description [Line Items]
Lease termination costs	$ 0.0